CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
ASSETS
Cash and Cash Equivalents	¥ 827,518	¥ 818,039
Restricted Cash	85,561	87,035
Investment in Direct Financing Leases	1,216,454	1,094,073
Installment Loans (The amounts of ¥12,631 million as of March 31, 2014 and ¥15,361 million as of March 31, 2015 are measured at fair value by electing the fair value option under FASB ASC 825.)	2,478,054	2,315,555
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses	(72,326)	(84,796)
Investment in Operating Leases	1,296,220	1,379,741
Investment in Securities (The amounts of ¥11,433 million as of March 31, 2014 and ¥16,891 million as of March 31, 2015 are measured at fair value by electing the fair value option under FASB ASC 825.)	2,846,257	1,214,452
Property under Facility Operations	278,100	295,863
Investment in Affiliates	378,087	297,325
Trade Notes, Accounts and Other Receivable	348,404	193,369
Inventories	165,540	106,031
Office Facilities	131,556	128,060
Other Assets (The amount of ¥36,038 million as of March 31, 2015 is measured at fair value by electing the fair value option under FASB ASC 825.)	1,464,203	1,222,214
Total Assets	11,443,628	9,066,961
Liabilities:
Short-Term Debt	284,785	308,331
Deposits	1,287,380	1,206,413
Trade Notes, Accounts and Other Payable	335,936	263,823
Policy Liabilities and Policy Account Balances (The amount of ¥1,254,483 million as of March 31, 2015 is measured at fair value by electing the fair value option under FASB ASC 825.)	2,073,650	454,436
Income Taxes:
Current	9,445	23,188
Deferred	336,069	288,683
Long-Term Debt	4,132,945	3,852,668
Other Liabilities	598,446	519,877
Total Liabilities	9,058,656	6,917,419
Redeemable Noncontrolling Interests	¥ 66,901	¥ 53,177
Commitments and Contingent Liabilities
Equity:
Common stock: Authorized 2,590,000,000 shares Issued 1,322,777,628 shares as of March 31, 2014 and 1,323,644,528 shares as of March 31, 2015	¥ 220,056	¥ 219,546
Additional paid-in capital	255,595	255,449
Retained earnings	1,672,585	1,468,172
Accumulated other comprehensive income	30,373	38
Treasury stock, at cost: 13,333,334 shares as of March 31, 2014 and 15,001,557 shares as of March 31, 2015	(26,411)	(23,859)
ORIX Corporation Shareholders' Equity	2,152,198	1,919,346
Noncontrolling interests	165,873	177,019
Total Equity	2,318,071	2,096,365
Total Liabilities and Equity	11,443,628	9,066,961
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and Cash Equivalents	5,242	5,223
Investment in Direct Financing Leases	153,951	109,642
Installment Loans (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)	171,163	154,901
Investment in Operating Leases	252,234	227,062
Property under Facility Operations	39,153	7,360
Investment in Affiliates	11,905	11,034
Other Assets (The amount of ¥36,038 million as of March 31, 2015 is measured at fair value by electing the fair value option under FASB ASC 825.)	93,983	90,085
Total Assets	727,631	605,307
Liabilities:
Short-Term Debt	0	2,180
Trade Notes, Accounts and Other Payable	2,100	2,069
Income Taxes:
Long-Term Debt	454,216	394,736
Other Liabilities	7,792	9,824
Total Liabilities	¥ 464,108	¥ 408,809